Note 9 - Exploration and Evaluation Assets - Exploration Expenditures (Details) - CAD ($) $ in Thousands	12 Months Ended		171 Months Ended
	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2023
Statement Line Items [Line Items]
Exploration expenses	$ 8,710	$ 3,115	$ 31,382
Whistler Gold-copper project [member]
Statement Line Items [Line Items]
Exploration expenses	6,828	704	10,418
La Mina project [member]
Statement Line Items [Line Items]
Exploration expenses	529	1,462	3,216
São Jorge gold project [member]
Statement Line Items [Line Items]
Exploration expenses	439	272	1,857
Yarumalito gold project [member]
Statement Line Items [Line Items]
Exploration expenses	261	52	427
Titiribi Gold-Copper project [member]
Statement Line Items [Line Items]
Exploration expenses	247	267	2,349
Crucero project [member]
Statement Line Items [Line Items]
Exploration expenses	195	123	630
Yellowknife Gold project [member]
Statement Line Items [Line Items]
Exploration expenses	91	124	1,359
Rea project [member]
Statement Line Items [Line Items]
Exploration expenses	70	29	367
Cachoeira Gold project [member]
Statement Line Items [Line Items]
Exploration expenses	48	27	6,816
Almaden gold project [member]
Statement Line Items [Line Items]
Exploration expenses	2	53	314
Surubim gold project [member]
Statement Line Items [Line Items]
Exploration expenses	0	0	210
Other project [member]
Statement Line Items [Line Items]
Exploration expenses	$ 0	$ 2	$ 3,419